Taxation - Summary of (Loss) Income Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 1,152,366	$ 167,077	¥ 677,544	¥ 102,329
Non-PRC	(206,350)	(29,918)	(206,708)	(318,335)
(Loss) income before income taxes	¥ 946,016	$ 137,159	¥ 470,836	¥ (216,006)